Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Materials	$ 41,848	$ 26,343
Salaries and benefits	50,216	39,497
Depreciation and depletion	58,656	47,002
Contracted services	32,239	21,373
Maintenance costs	26,373	18,162
Utilities	13,034	10,721
Sales expense	9,501	7,243
Other costs(1)	7,350	716
Cost of sales	239,217	$ 171,057
Cost of sales, other, copper concentrates acquired	6,100
Proceeds from sale of minerals	$ 6,000